Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (53.9%)
	United States Treasury Note/Bond	0.125%	2/28/23	274,000	269,847
[1]	United States Treasury Note/Bond	0.125%	3/31/23	990,500	973,166
	United States Treasury Note/Bond	0.250%	6/15/23	533,000	521,257
	United States Treasury Note/Bond	0.125%	7/15/23	129,000	125,574
	United States Treasury Note/Bond	0.250%	3/15/24	363,000	346,892
[1,2]	United States Treasury Note/Bond	0.375%	4/15/24	605,000	578,153
[1]	United States Treasury Note/Bond	0.250%	5/15/24	586,000	557,250
	United States Treasury Note/Bond	1.125%	1/15/25	21,400	20,427
	United States Treasury Note/Bond	1.500%	2/15/25	69,600	67,001
	United States Treasury Note/Bond	1.750%	3/15/25	297,200	287,913
	United States Treasury Note/Bond	1.250%	12/31/26	2,750	2,546
	United States Treasury Note/Bond	1.500%	1/31/27	48,600	45,487
	United States Treasury Note/Bond	2.500%	3/31/27	91,600	89,768
	United States Treasury Note/Bond	0.500%	8/31/27	2,320	2,040
	United States Treasury Note/Bond	0.375%	9/30/27	14,700	12,807
	United States Treasury Note/Bond	1.125%	2/29/28	3,810	3,437
	United States Treasury Note/Bond	1.125%	8/31/28	1,710	1,528
	United States Treasury Note/Bond	1.375%	12/31/28	21,000	18,995
	United States Treasury Note/Bond	2.375%	3/31/29	13,100	12,627
	United States Treasury Note/Bond	1.625%	5/15/31	9,800	8,809
					3,945,524
Agency Bonds and Notes (35.8%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/25	72,402	64,926
[3]	Fannie Mae Principal Strip	0.000%	1/15/30	63,400	49,494
[3]	Fannie Mae Principal Strip	0.000%	5/15/30	174,215	134,448
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	5,302
	Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	37,000	36,704
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	25,000	23,858
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	251,436
	Federal Home Loan Banks	1.000%	12/20/24	302,000	287,549
	Federal Home Loan Banks	1.250%	12/21/26	310,000	286,091
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	100,000	96,585
[3]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	160,500
[3]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	179,032
[1,3]	Federal National Mortgage Assn.	0.500%	6/17/25	110,000	101,978
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	65,000	59,740
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	127,130
[3]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	165,678
[3]	Freddie Mac Coupon Strips	0.000%	3/15/31	4,455	3,335
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	21,820	16,336
[3]	Freddie Mac Strips	0.000%	9/15/29	1,920	1,518
	Private Export Funding Corp.	3.550%	1/15/24	8,700	8,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Export Funding Corp.	1.400%	7/15/28	26,000	22,970
	Resolution Funding Corp. Interest Strip	0.000%	10/15/29	15,108	11,854
	Resolution Funding Corp. Interest Strip	0.000%	1/15/30	4,155	3,231
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	394,377	306,696
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	227,307	175,202
	Tennessee Valley Authority	1.500%	9/15/31	50,000	42,781
					2,623,149
Conventional Mortgage-Backed Securities (3.8%)
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	2,593	2,434
[3,4,5]	UMBS Pool	2.000%	10/1/27–5/17/37	94,865	94,071
[3,4,5]	UMBS Pool	2.500%	6/16/37	188,000	179,525
[3,4]	UMBS Pool	3.000%	12/1/34	210	208
					276,238
Nonconventional Mortgage-Backed Securities (5.5%)
[3,4]	Fannie Mae REMICS	1.500%	12/25/51	21,719	16,508
[3,4]	Fannie Mae REMICS	3.000%	9/25/50–2/25/52	123,144	115,336
[3,4]	Freddie Mac REMICS	2.000%	12/25/51	176	152
[3,4]	Freddie Mac REMICS	3.000%	6/15/48–2/25/52	106,935	99,425
[4]	Ginnie Mae	1.500%	2/20/51–12/20/51	44,263	39,441
[4]	Ginnie Mae	2.000%	11/20/51	21,755	20,332
[4]	Ginnie Mae	2.500%	9/20/51	3,513	3,322
[4]	Ginnie Mae	3.000%	11/20/50–12/20/51	115,987	108,694
[4]	Ginnie Mae	3.500%	11/20/51	659	625
					403,835
Total U.S. Government and Agency Obligations (Cost $7,646,150)					7,248,746
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[3]	FHLMC Multifamily Certificates Class A2 Series WI-K144	2.450%	7/25/32	50,100	45,833
[3,6]	FHLMC Multifamily Certificates Class A2 Series WI-K144	2.580%	7/25/32	35,500	32,802
[3]	FHLMC Multifamily Certificates Class A2 Series WI-K144	2.920%	7/25/32	38,000	36,153
[3,4]	FHLMC Multifamily Structured Class A2 Series K028 Pass Through Certificates	3.111%	2/25/23	787	789
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K035 Pass Through Certificates	0.455%	8/25/23	6,483	26
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K036 Pass Through Certificates	0.840%	10/25/23	3,456	31
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K037 Pass Through Certificates	1.082%	1/25/24	58,970	773
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K038 Pass Through Certificates	1.246%	3/25/24	2,121	37
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K040 Pass Through Certificates	0.839%	9/25/24	4,125	56
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.643%	12/25/24	19,698	243
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K052 Pass Through Certificates	0.777%	11/25/25	2,338	45
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K053 Pass Through Certificates	1.018%	12/25/25	10,023	270
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K054 Pass Through Certificates	1.299%	1/25/26	118,054	4,291
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K055 Pass Through Certificates	1.486%	3/25/26	3,739	163
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K057 Pass Through Certificates	1.306%	7/25/26	134,274	5,412
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K058 Pass Through Certificates	1.047%	8/25/26	6,714	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K059 Pass Through Certificates	0.427%	9/25/26	3,048	35
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K060 Pass Through Certificates	0.193%	10/25/26	11,101	43
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K062 Pass Through Certificates	0.426%	12/25/26	78,163	993
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K064 Pass Through Certificates	0.733%	3/25/27	3,044	77
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K065 Pass Through Certificates	0.809%	4/25/27	35,714	1,017
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K068 Pass Through Certificates	0.558%	8/25/27	4,321	87
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series K135 Pass Through Certificates	0.285%	10/25/31	265,954	4,048
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series KG02 Pass Through Certificates	1.151%	8/25/29	16,000	946
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series KG04 Pass Through Certificates	0.940%	11/25/30	10,988	637
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series KG05 Pass Through Certificates	0.402%	1/25/31	114,000	2,680
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series KG06 Pass Through Certificates	0.626%	10/25/31	36,992	1,511
[3,4,7,8]	FHLMC Multifamily Structured Class X1 Series KSG2 Pass Through Certificates	0.213%	11/25/31	351,773	3,767
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $145,251)					142,990
Sovereign Bonds (0.1%)
[9]	State of Israel (Cost $6,398)	0.000%	11/1/24	6,905	6,413

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[10]	Vanguard Market Liquidity Fund (Cost $191,461)	0.409%	1,914,846	191,465
Total Investments (103.7%) (Cost $7,989,260)				7,589,614
Other Assets and Liabilities—Net (-3.7%)				(271,216)
Net Assets (100%)				7,318,398
Cost is in $000.
1	Securities with a value of $15,422,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $21,036,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $32,802,000, representing 0.4% of net assets.
7	Interest-only security.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	U.S. government-guaranteed.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	2,449	516,280	(429)
5-Year U.S. Treasury Note	June 2022	2,429	273,680	(90)
				(519)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(4,407)	(525,122)	28,626
Long U.S. Treasury Bond	June 2022	(80)	(11,255)	167
Ultra 10-Year U.S. Treasury Note	June 2022	(5,256)	(678,024)	29,899
				58,692
				58,173

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2022, counterparties had deposited in segregated accounts cash of $2,730,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,248,746	—	7,248,746
Asset-Backed/Commercial Mortgage-Backed Securities	—	142,990	—	142,990
Sovereign Bonds	—	6,413	—	6,413
Temporary Cash Investments	191,465	—	—	191,465
Total	191,465	7,398,149	—	7,589,614
Derivative Financial Instruments
Assets
Futures Contracts[1]	58,692	—	—	58,692
Liabilities
Futures Contracts[1]	519	—	—	519
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.